DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	IFRS 15, "Revenue from Contracts with Customers":

IFRS 15 ("the new Standard") was issued by the IASB in May 2014.

The new Standard replaces IAS 18, "Revenue", IAS 11, "Construction Contracts", IFRIC 13, "Customer Loyalty Programs", IFRIC 15, "Agreements for the Construction of Real Estate", IFRIC 18, "Transfers of Assets from Customers" and SIC-31, "Revenue - Barter Transactions Involving Advertising Services".

The new Standard introduces a five-step model that will apply to revenue earned from contracts with customers:

Step 1: Identify the contract with a customer, including reference to contract combination and accounting for contract modifications.

Step 2: Identify the separate performance obligations in the contract

Step 3: Determine the transaction price, including reference to variable consideration, financing components that are significant to the contract, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the separate performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or using estimates and assessments.

Step 5: Recognize revenue when a performance obligation is satisfied, either at a point in time or over time.

The new standard is effective for the Company beginning January 1, 2018.

The new Standard allows the option of modified retrospective adoption with certain reliefs according to which the new Standard will be applied to existing contracts from the initial period of adoption and thereafter with no restatement of comparative data. Under this option, the Company will recognize the cumulative effect of the initial adoption of the new Standard as an adjustment to the opening balance of retained earnings (or another component of equity, as applicable) as of the date of initial application. Alternatively, the new Standard permits full retrospective adoption.

The Company will adopt this standard using the modified retrospective method rather than full retrospective method.

The Company generates revenues from direct and indirect sales of its products and from license agreements with its distributors.

1.	Revenue from the sale of goods:

In contracts with customers where the sale of goods is expected to be the only performance obligation, the Company expects to recognize revenue at a point in time when the control of the goods is transferred to the customer, normally when the goods are delivered to the customer. This is similar to the timing of revenue recognition in accordance with current accounting standards.

2.	Revenue from distribution agreements with Multiple- element:

According to the new Standard, entities need to determine whether the licenses for intellectual property is distinct from other goods and services included in the contract.

An analysis of the Company's contracts with its distributors indicates that in the majority of contracts, the Company grants its distributors a right to access its intellectual property as it exists throughout the license period. Accordingly, the Company is expected to recognize revenue from the granting of licenses over the license period, which is identical to the current accounting treatment.

In addition, in accordance with terms of some license agreements, the Company is entitled for up-front payments which are accounted for as deferred revenues and recognized in profit and loss over the license period.  Currently the Company does not recognize finance expenses in respect of deferred revenues. According to the new Standard, when long-term advances (exceeding one year) are received for a future service, the Company is required to accrue interest and recognize finance expense on the advances over the period of the contract.

The accumulated effect of implementing the new Standard as of January 1, 2018 will be increase of deferred revenues by $ 249 and increase of accumulated deficit by
 $ 249.

b.	IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("the new Standard"). According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

According to the new Standard:

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Lessees are required to recognize an asset and a corresponding liability in the statement of financial position in respect of all leases (except in certain cases) similar to the accounting treatment of finance leases according to the existing IAS 17, "Leases".

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Lessees are required to initially recognize a lease liability for the obligation to make lease payments and a corresponding right-of-use asset. Lessees will also recognize interest and depreciation expense separately.

The new Standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted provided that IFRS 15, "Revenue from Contracts with Customers", is applied concurrently. The Company does not anticipate early adopting this standard.

For leases existing at the date of transition, the new Standard permits lessees to use either a full retrospective approach, or a modified retrospective approach, with certain transition relief whereby restatement of comparative data is not required.

At this stage, the Company is evaluating the different options for adoption of the new Standard.

The company is currently evaluating the impact of implementing this guidance on its consolidated financial statements. In 2018, the Company will continue to assess the potential effect of IFRS 16 on its consolidated financial statements as well as its adoption methodology.